Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Other Non-Current Liabilities

	2021	2020
Consideration payable in relation to the acquisition of BeST	758,261	475,879
Consideration payable in relation to the acquisition of Boyut Enerji	3,275	—
Deferred revenue	5,838	22,180
Other	2,522	—
	769,896	498,059